Shareholders' Equity and Stock-Based Compensation - Schedule of Stock Option Award Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options Outstanding, Beginning Balance | shares	7,157
Number of Options, Granted | shares	45
Number of Options, Exercised | shares	(402)
Number of Options, Forfeited | shares	(247)
Number of Options Outstanding, Ending Balance | shares	6,553
Number of Options, Exercisable | shares	4,686
Weighted-Average Exercise Price per Option Outstanding, Beginning Balance | $ / shares	$ 10.91
Weighted-Average Exercise Price per Option, Granted | $ / shares	22.66
Weighted-Average Exercise Price per Option, Exercised | $ / shares	13.15
Weighted-Average Exercise Price per Option, Forfeited | $ / shares	12.04
Weighted-Average Exercise Price per Option Outstanding, Ending Balance | $ / shares	10.82
Weighted-Average Exercise Price per Option, Exercisable | $ / shares	$ 10.64
Weighted-Average Remaining Contractual Term, Outstanding Balance	5 years 10 months 28 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding Balance | $	$ 62.5
Aggregate Intrinsic Value, Exercisable | $	$ 45.5